Long-Term Debt and Revolving Credit Facility (Details 2) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary of long-term borrowings
Long-term debt, gross	$ 271,631	$ 249,584	$ 245,970
Less: current portion	(6,630)	(5,333)	(453)
Less: discount on notes payable	(2,823)	(3,897)	(5,743)
Long-term debt	262,178	240,354	239,774
Revolving line of credit
Summary of long-term borrowings
Long-term debt, gross	25,543	34,680	44,755
11.25% Senior Secured Notes
Summary of long-term borrowings
Long-term debt, gross	230,000	200,000	200,000
Other
Summary of long-term borrowings
Long-term debt, gross	$ 16,088	$ 14,904	$ 1,215